Acquisitions of businesses and purchase accounting - Access Respiratory Home Care, LLC - Asset and Liabilities (Details) - Access Respiratory Home Care, LLC - USD ($)	Sep. 30, 2022	Jun. 01, 2022
Disclosure of detailed information about business combination [line items]
Cash		$ 417,000
Accounts receivable		741,000
Inventory		622,000
Property, equipment, and right of use assets, net		1,492,000
Goodwill		1,223,000
Intangible assets		3,180,000
Accounts payable		(200,000)
Accrued liabilities		(319,000)
Deferred revenue		(90,000)
Loans and Leases		(471,000)
Net assets acquired		6,595,000
Cash paid at closing / to be paid after closing, included in purchase price payable	$ 1,248,000	5,347,000
Consideration paid or payable		$ 6,595,000